Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Midas Series Trust
Entity Central Index Key	0000770200
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Midas Fund
Shareholder Report [Line Items]
Fund Name	Midas Fund
Class Name	Midas Fund
Trading Symbol	MIDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Midas Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at MidasFunds.com . You can also request this information by contacting us at 1-800-400-MIDAS (6432).
Additional Information Phone Number	1-800-400-MIDAS (6432)
Additional Information Website	MidasFunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Midas Fund	$313	6.36%

Expenses Paid, Amount	$ 313
Expense Ratio, Percent	6.36%
Factors Affecting Performance [Text Block]
How did the Fund perform during the period? What affected the Fund’s performance?
PRECIOUS METALS AND FINANCIAL MARKETS:
During the first half of 2024, the gold price averaged about $2,204 per ounce (all metal prices are based on the London PM Fix) as compared to $1,942 and $1,801 in 2023 and 2022, respectively. With a low of $1,985 and a high of $2,427, the gold price ended up about 12% for the first half of 2024. Spot prices of other precious metals increased in the first half of 2024, with silver up about 23% and platinum up about 2%. These market conditions have positively impacted the Fund because the Fund was overweight in gold. Companies whose securities the Fund owns also have exposure to silver and certain other base metals. In response to, among other things, the increase in average gold price, the Fund had increased the amount of leverage it employs.
INVESTMENT STRATEGY AND RETURNS:
The Fund seeks primarily capital appreciation and protection against inflation and, secondarily, current income. During the semi-annual period ended June 30, 2024, the Fund’s total return was
-1.82%
and the S&P 500 Index total return was 15.29%. The Fund’s net investment loss, net realized gain on investments, and net increase in unrealized appreciation on investments were, respectively, $221,615, $7,472, and $30,399, which contributed materially to the Fund’s total return. The Fund’s top performance contributors were Resolute Mining Ltd., an Australian gold miner, and Kinross Gold Corp., a Canadian-based major precious metals producer. The Fund’s top performance detractors during the same period were Victoria Gold Corp., a Canadian gold miner, and SSR Mining Inc., a United States-based precious metals miner. During this period, unrealized depreciation was recorded from holdings of, among others, SSR Mining Inc., an intermediate precious metals producer, and unrealized appreciation from, among others, Newmont Corp., a major precious metals producer.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance graphs show returns of an initial investment of $10,000 in the Fund from 1/1/14 to 12/31/23. The data presented represents past performance and cannot be used to predict future results.

Average Annual Return [Table Text Block]	Average Annual Total Returns (for the periods ended June 30, 2024):

	1 Year	5 Years	10 Years

MIDAS FUND	-3.57%	0.00%	-3.97%

S&P 500 Index Benchmark (reflects no deduction for fees, expenses, or taxes)	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit MidasFunds.com for the most recent performance information.
Net Assets	$ 10,593,211
Holdings Count | Holding	23
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund’s net assets	$10,593,211

Total number of portfolio holdings	23

Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund.

Top Ten Security Holdings	Percent of Total Net Assets	Sector Allocation	Geographical Allocation

Agnico Eagle Mines Limited	19%
Northern Star Resources Limited	10%
Lundin Gold Inc.	10%
Endeavor Mining plc	8%
SPDR Gold Trust	7%
Dundee Precious Metals Inc.	7%
Evolution Mining Limited	7%
B2Gold Corp.	7%
Royal Gold Inc.	6%
iShares Silver Trust	6%
Total	87%

The above is shown for informational purposes only as an approximate percentage of net assets and are subject to change. The above portfolio information should not be considered as a recommendation to purchase or sell a particular security and there is no assurance that any securities will remain in or out of the Fund. Based on approximate percentages of net assets and may not add up to 100% due to leverage, cash or other assets, rounding, and other factors.

Largest Holdings [Text Block]

Top Ten Security Holdings	Percent of Total Net Assets	Sector Allocation	Geographical Allocation

Agnico Eagle Mines Limited	19%
Northern Star Resources Limited	10%
Lundin Gold Inc.	10%
Endeavor Mining plc	8%
SPDR Gold Trust	7%
Dundee Precious Metals Inc.	7%
Evolution Mining Limited	7%
B2Gold Corp.	7%
Royal Gold Inc.	6%
iShares Silver Trust	6%
Total	87%

Midas Magic
Shareholder Report [Line Items]
Fund Name	Midas Magic
Class Name	Midas Magic
Trading Symbol	MISEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Midas Magic (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at MidasFunds.com. You can also request this information by contacting us at 1-800-400-MIDAS (6432).
Additional Information Phone Number	1-800-400-MIDAS (6432)
Additional Information Website	MidasFunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Midas Magic	$220	4.09%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	4.09%
Factors Affecting Performance [Text Block]
How did the Fund perform during the period? What affected the Fund’s performance?
From late April 2024 to the end of June 2024, U.S. equity markets reacted favorably to a decline in the 10 year U.S. Treasury Rate, which positively impacted the Fund. In addition, the Fund benefitted from, among other things, investor enthusiasm over the potential of artificial intelligence, which favorably impacted one of the Fund’s largest holdings, Alphabet Inc., as well as Lam Research Corporation. U.S. personal spending has also expanded according to the Bureau of Economic Analysis from the beginning of the year, positively impacting several of the Fund’s securities such as Williams-Sonoma, Inc. and AutoZone, Inc.
INVESTMENT STRATEGY AND RETURNS:
The Fund seeks capital appreciation. In the first half of 2024, the Fund’s total return was 16.00% and the S&P 500 Index total return was 15.29%. The Fund’s net investment loss, net realized gain on investments, and net increase in unrealized appreciation on investments were respectively $321,352, $2,026,479, and $1,082,374, which contributed materially to the Fund’s total return. The Fund’s top performance contributors were Williams-Sonoma, Inc., an American retail company, and Lam Research Corporation, an American supplier of equipment to the semiconductor industry. The Fund’s top performance detractors were Robert Half Inc., a human resource consulting firm, and BlueLinx Holdings Inc., a distributor of buildings products.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns (for the periods ended June 30, 2024):

	1 Year	5 Years	10 Years

MIDAS MAGIC	33.65%	15.62%	11.24%

S&P 500 Index Benchmark (reflects no deduction for fees, expenses, or taxes)	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit MidasFunds.com for the most recent performance information.
Net Assets	$ 19,736,877
Holdings Count | Holding	12
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund’s net assets	$19,736,877

Total number of portfolio holdings	12

Portfolio turnover rate as of the end of the reporting period	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund.

Top Ten Security Holdings	Percent of Total Net Assets	Sector Allocation	Geographical Allocation

Alphabet Inc. Class A	30%
Mastercard Incorporated Class A	22%
Berkshire Hathaway Inc. Class B	11%
AutoZone, Inc.	10%
Williams-Sonoma, Inc.	7%
JPMorgan Chase & Co.	7%
Lam Research Corporation	6%
UnitedHealth Group, Inc.	3%
NVR, Inc.	3%
Essent Group Ltd.	3%
Total	102%

The above is shown for informational purposes only as an approximate percentage of net assets and are subject to change. The above portfolio information should not be considered as a recommendation to purchase or sell a particular security and there is no assurance that any securities will remain in or out of the Fund. Based on approximate percentages of net assets and may not add up to 100% due to leverage, cash or other assets, rounding, and other factors.

Largest Holdings [Text Block]

Top Ten Security Holdings	Percent of Total Net Assets	Sector Allocation	Geographical Allocation

Alphabet Inc. Class A	30%
Mastercard Incorporated Class A	22%
Berkshire Hathaway Inc. Class B	11%
AutoZone, Inc.	10%
Williams-Sonoma, Inc.	7%
JPMorgan Chase & Co.	7%
Lam Research Corporation	6%
UnitedHealth Group, Inc.	3%
NVR, Inc.	3%
Essent Group Ltd.	3%
Total	102%